ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.5%
	AEROSPACE & DEFENSE - 1.1%
586	Elbit Systems Ltd.	$ 118,741

	ASSET MANAGEMENT - 1.5%
20,916	CA Sales Holdings Ltd.(a)	6,434
3,235	Ninety One Ltd.	7,609
78,077	PSG Konsult Ltd.	46,636
67,458	Rand Merchant Investment Holdings Ltd.	104,755
20,626	Stadio Holdings Ltd.	4,447
		169,881
	BANKING - 26.2%
10,506	Absa Group Ltd.	114,260
1	Banco de Credito e Inversiones S.A.	28
43,696	Banco del Bajio S.A.	123,010
193,324	Bank Central Asia Tbk P.T.	108,838
12,671	Bank Hapoalim BM	122,416
12,675	Bank Leumi Le-Israel BM	121,198
176,649	Bank Mandiri Persero Tbk P.T.	119,228
182,554	Bank Negara Indonesia Persero Tbk P.T.	109,782
136,735	Bank of the Philippine Islands	225,582
360,092	Bank Rakyat Indonesia Persero Tbk P.T.	107,122
1,740	Commonwealth Bank of Australia	116,490
12,196	DNB Bank ASA	215,851
124,509	Gentera S.A.B. de C.V.	127,686
16,015	Grupo Financiero Banorte S.A.B. de C.V.	130,363
63,521	Grupo Financiero Inbursa S.A.B. de C.V.(a)	116,787
21,177	Israel Discount Bank Ltd., Class A	120,717
250,837	Metropolitan Bank & Trust Company	222,861
3,108	Mizrahi Tefahot Bank Ltd.	117,730
5,571	National Australia Bank Ltd.	115,510
9,153	Nedbank Group Ltd.	108,426
19,249	Regional S.A.B. de C.V.	134,159
1,160	Royal Bank of Canada	107,334
1,655	Toronto-Dominion Bank (The)	105,926
		2,891,304

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	BIOTECH & PHARMA - 2.1%
591	CSL Ltd.	$ 106,014
14,212	Teva Pharmaceutical Industries Ltd.	127,319
		233,333
	CHEMICALS - 5.4%
164,624	Alfa S.A.B. de C.V.	109,337
13,807	ICL Group Ltd.	124,864
45,143	Incitec Pivot Ltd.	108,267
5,586	Yara International ASA	249,309
		591,777
	CONSUMER SERVICES - 0.2%
36,644	Curro Holdings Ltd.	16,860

	ELECTRIC UTILITIES - 0.9%
2,596	Fortis, Inc.	101,285

	ENGINEERING & CONSTRUCTION - 2.7%
1,255,413	DMCI Holdings, Inc.	204,740
585,149	Tower Bersama Infrastructure Tbk P.T.	92,090
		296,830
	FOOD - 1.2%
2,495	Kaap Agri Ltd.	5,434
3,761	Salmar ASA	127,412
		132,846
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
183,063	Indah Kiat Pulp & Paper Corp Tbk P.T.	112,431

	INDUSTRIAL REIT - 1.9%
2,018	Granite Real Estate Investment Trust	103,132
40,464	Prologis Property Mexico S.A. de CV	103,905
		207,037
	INDUSTRIAL SUPPORT SERVICES - 0.9%
47,732	United Tractors Tbk P.T.	98,634

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
6,626	Computershare Ltd.	$ 107,086

	INSURANCE - 1.9%
11,233	Gjensidige Forsikring ASA	205,182

	INTERNET MEDIA & SERVICES - 1.0%
1,387	REA Group Ltd.	107,857

	LEISURE FACILITIES & SERVICES - 2.9%
56,988	Alsea S.A.B. de C.V.(a)	109,464
53,803	Jollibee Foods Corporation	214,509
		323,973
	METALS & MINING - 10.1%
419,033	Adaro Energy Tbk P.T. (a)	106,695
7,033	African Rainbow Minerals Ltd.	99,051
10,601	Allkem Ltd.(a)	97,901
8,395	Exxaro Resources Ltd.	93,486
11,240	IGO Ltd.	109,913
10,651	Impala Platinum Holdings Ltd.	109,086
2,375	Mineral Resources Ltd.	111,079
310,806	Semirara Mining & Power Corporation	186,676
6,040	Thungela Resources Ltd.	94,916
18,541	Whitehaven Coal Ltd.	107,077
		1,115,880
	MULTI ASSET CLASS REITS - 1.1%
522,434	Redefine Properties Ltd.	116,059

	OIL & GAS PRODUCERS - 5.3%
6,135	Cenovus Energy, Inc.	124,027
6,320	Equinor ASA	231,217
12,627	NuVista Energy Ltd.(a)	125,225
1,927	Tourmaline Oil Corporation	108,581
		589,050

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
1,566	Azrieli Group Ltd.	$ 116,288

	RETAIL - CONSUMER STAPLES - 3.1%
6,735	Clicks Group Ltd.	114,140
1,893	Dollarama, Inc.	112,488
28,651	Wal-Mart de Mexico S.A.B. de C.V.	110,674
		337,302
	RETAIL - DISCRETIONARY - 1.8%
229,149	Astra International Tbk P.T.	97,488
16,134	Motus Holdings Ltd. (a)	101,992
		199,480
	SOFTWARE - 2.0%
76	Constellation Software, Inc.	109,899
1,631	Descartes Systems Group, Inc. (The)(a)	112,543
		222,442
	TELECOMMUNICATIONS - 2.0%
68,782	Bezeq The Israeli Telecommunication Corp Ltd.	121,951
369,846	Telekomunikasi Indonesia Persero Tbk P.T.	103,872
		225,823
	TRANSPORTATION & LOGISTICS - 1.1%
7,613	Grupo Aeroportuario del Pacifico S.A.B. de C.V.	118,074
2,012	Wan Hai Lines Ltd.	4,221
		122,295

	TOTAL COMMON STOCKS (Cost $8,964,766)	8,759,676

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 21.2%
	EQUITY - 21.2%
21,437	iShares MSCI India ETF(a)	$ 904,641
46,176	iShares MSCI Turkey ETF	1,255,525
5,385	WisdomTree India Earnings Fund	171,405
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,075,472)	2,331,571

	TOTAL INVESTMENTS - 100.7% (Cost $11,040,238)	$ 11,091,247
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(72,608)
	NET ASSETS - 100.0%	$ 11,018,639

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
(a)	- Non-income producing security.